American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Equity Fund
November 30, 2020

Avantis U.S. Equity - Schedule of Investments
NOVEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.3%
Aerospace and Defense — 1.1%
AAR Corp.	296	8,397
Aerojet Rocketdyne Holdings, Inc.(1)	361	13,512
AeroVironment, Inc.(1)	75	6,404
Astronics Corp.(1)	1	11
Axon Enterprise, Inc.(1)	109	13,700
Boeing Co. (The)	197	41,510
BWX Technologies, Inc.	478	27,189
Curtiss-Wright Corp.	124	14,292
General Dynamics Corp.	153	22,851
HEICO Corp.	49	6,055
HEICO Corp., Class A	108	11,961
Hexcel Corp.	388	19,214
Howmet Aerospace, Inc.	549	12,880
Huntington Ingalls Industries, Inc.	82	13,136
Kaman Corp.	42	2,196
L3Harris Technologies, Inc.	154	29,566
Lockheed Martin Corp.	321	117,165
Maxar Technologies, Inc.	218	6,063
Mercury Systems, Inc.(1)	91	6,481
Moog, Inc., Class A	161	12,455
Northrop Grumman Corp.	152	45,943
Parsons Corp.(1)	30	981
Raytheon Technologies Corp.	868	62,253
Spirit AeroSystems Holdings, Inc., Class A	307	10,438
Teledyne Technologies, Inc.(1)	56	21,165
Textron, Inc.	1,327	59,848
TransDigm Group, Inc.	27	15,638
Virgin Galactic Holdings, Inc.(1)(2)	203	5,402
		606,706
Air Freight and Logistics — 1.1%
Air Transport Services Group, Inc.(1)	452	13,895
Atlas Air Worldwide Holdings, Inc.(1)	248	13,841
CH Robinson Worldwide, Inc.	334	31,386
Echo Global Logistics, Inc.(1)	155	4,400
Expeditors International of Washington, Inc.	757	67,653
FedEx Corp.	821	235,282
Forward Air Corp.	154	11,253
Hub Group, Inc., Class A(1)	212	11,579
United Parcel Service, Inc., Class B	1,347	230,431
XPO Logistics, Inc.(1)	91	9,708
		629,428
Airlines — 0.4%
Alaska Air Group, Inc.	288	14,679
Allegiant Travel Co.	50	8,509
American Airlines Group, Inc.	490	6,924
Delta Air Lines, Inc.	1,199	48,260
Hawaiian Holdings, Inc.	262	5,308
JetBlue Airways Corp.(1)	1,102	16,629
SkyWest, Inc.	345	14,811

Southwest Airlines Co.	1,231	57,044
Spirit Airlines, Inc.(1)	309	6,993
United Airlines Holdings, Inc.(1)	677	30,499
		209,656
Auto Components — 0.8%
American Axle & Manufacturing Holdings, Inc.(1)	653	5,198
Aptiv plc	928	110,154
Autoliv, Inc.	410	36,511
BorgWarner, Inc.	1,246	48,407
Cooper Tire & Rubber Co.	450	17,879
Cooper-Standard Holdings, Inc.(1)	132	4,477
Dana, Inc.	944	15,897
Dorman Products, Inc.(1)	166	15,333
Fox Factory Holding Corp.(1)	101	8,814
Gentex Corp.	1,164	37,946
Gentherm, Inc.(1)	277	15,750
Goodyear Tire & Rubber Co. (The)	1,684	17,547
LCI Industries	79	9,937
Lear Corp.	293	41,884
Modine Manufacturing Co.(1)	860	9,391
Motorcar Parts of America, Inc.(1)	233	4,688
Patrick Industries, Inc.	186	11,726
Standard Motor Products, Inc.	110	5,092
Stoneridge, Inc.(1)	39	1,048
Tenneco, Inc., Class A(1)	101	1,076
Veoneer, Inc.(1)(2)	342	6,816
Visteon Corp.(1)	192	23,203
Workhorse Group, Inc.(1)(2)	232	5,886
XPEL, Inc.(1)	189	7,159
		461,819
Automobiles — 1.0%
Ford Motor Co.	9,879	89,701
General Motors Co.	2,292	100,481
Harley-Davidson, Inc.	924	37,228
Tesla, Inc.(1)	580	329,208
Thor Industries, Inc.	149	14,380
Winnebago Industries, Inc.	123	6,511
		577,509
Banks — 4.3%
1st Source Corp.	134	5,001
Allegiance Bancshares, Inc.	27	855
Altabancorp	34	932
Amerant Bancorp, Inc.(1)	45	668
Ameris Bancorp	362	12,312
Arrow Financial Corp.	28	833
Associated Banc-Corp.	371	5,684
Atlantic Union Bankshares Corp.	401	11,994
Banc of California, Inc.	64	851
BancFirst Corp.	91	4,935
BancorpSouth Bank	384	9,734
Bank of America Corp.	6,134	172,733
Bank of Hawaii Corp.	166	12,430
Bank of Marin Bancorp	22	763
Bank OZK	529	14,791
BankUnited, Inc.	457	13,029

Banner Corp.	111	4,588
Berkshire Hills Bancorp, Inc.	295	4,838
BOK Financial Corp.	86	5,758
Boston Private Financial Holdings, Inc.	87	623
Bridge Bancorp, Inc.	30	670
Brookline Bancorp, Inc.	293	3,331
Bryn Mawr Bank Corp.	25	746
Cadence BanCorp	657	9,159
Camden National Corp.	23	790
Cathay General Bancorp.	429	12,119
Central Pacific Financial Corp.	34	557
CIT Group, Inc.	209	6,999
Citigroup, Inc.	2,703	148,854
Citizens Financial Group, Inc.	1,283	41,903
City Holding Co.	55	3,613
CNB Financial Corp.	32	630
Columbia Banking System, Inc.	154	4,868
Comerica, Inc.	599	29,471
Commerce Bancshares, Inc.	343	22,624
Community Bank System, Inc.	133	8,279
Community Trust Bancorp, Inc.	22	745
ConnectOne Bancorp, Inc.	240	4,255
CrossFirst Bankshares, Inc.(1)	269	2,448
Cullen/Frost Bankers, Inc.	230	19,299
Customers Bancorp, Inc.(1)	332	5,607
CVB Financial Corp.	410	7,786
Dime Community Bancshares, Inc.	49	708
Eagle Bancorp, Inc.	144	5,296
East West Bancorp, Inc.	731	31,228
Enterprise Financial Services Corp.	123	4,183
F.N.B. Corp.	2,199	19,417
FB Financial Corp.	208	6,639
Fifth Third Bancorp	2,289	58,003
Financial Institutions, Inc.	31	620
First BanCorp	711	5,645
First Bancorp/Southern Pines NC	174	5,460
First Bancshares, Inc. (The)	178	4,870
First Busey Corp.	234	4,682
First Citizens BancShares, Inc., Class A	14	7,400
First Commonwealth Financial Corp.	427	4,129
First Financial Bancorp	265	4,253
First Financial Bankshares, Inc.	456	15,240
First Financial Corp.	22	833
First Foundation, Inc.	283	5,026
First Hawaiian, Inc.	414	9,075
First Horizon Corp.	1,747	21,348
First Interstate BancSystem, Inc., Class A	148	5,631
First Merchants Corp.	144	4,798
First Midwest Bancorp, Inc.	301	4,211
First of Long Island Corp. (The)	40	672
First Republic Bank	360	46,642
Flushing Financial Corp.	47	667
Fulton Financial Corp.	353	4,349
German American Bancorp, Inc.	30	958
Glacier Bancorp, Inc.	327	13,332

Great Southern Bancorp, Inc.	16	734
Great Western Bancorp, Inc.	42	690
Hancock Whitney Corp.	221	6,208
Heartland Financial USA, Inc.	121	4,717
Heritage Commerce Corp.	80	674
Heritage Financial Corp.	241	5,608
Hilltop Holdings, Inc.	491	11,828
Home BancShares, Inc.	536	9,921
Hope Bancorp, Inc.	424	4,020
Horizon Bancorp, Inc.	324	4,633
Huntington Bancshares, Inc.	3,976	48,030
Independent Bank Corp. (Massachusetts)	127	8,590
Independent Bank Corp. (Michigan)	45	765
Independent Bank Group, Inc.	99	5,555
International Bancshares Corp.	370	11,992
Investors Bancorp, Inc.	1,192	11,539
JPMorgan Chase & Co.	2,811	331,361
KeyCorp	2,587	39,995
Lakeland Bancorp, Inc.	59	709
Lakeland Financial Corp.	96	4,876
Live Oak Bancshares, Inc.	170	6,990
M&T Bank Corp.	256	29,821
Mercantile Bank Corp.	28	695
MidWestOne Financial Group, Inc.	28	651
National Bank Holdings Corp., Class A	285	9,171
NBT Bancorp, Inc.	117	3,504
Nicolet Bankshares, Inc.(1)	14	931
OceanFirst Financial Corp.	261	4,116
OFG Bancorp	347	5,812
Old National Bancorp	556	8,802
Old Second Bancorp, Inc.	75	725
Origin Bancorp, Inc.	28	720
Pacific Premier Bancorp, Inc.	212	6,110
PacWest Bancorp	254	5,908
Park National Corp.	99	10,010
Peapack-Gladstone Financial Corp.	33	726
People's United Financial, Inc.	789	9,784
Peoples Bancorp, Inc.	29	724
Pinnacle Financial Partners, Inc.	135	7,312
PNC Financial Services Group, Inc. (The)	693	95,683
Popular, Inc.	258	12,521
Preferred Bank	83	3,052
Prosperity Bancshares, Inc.	225	14,137
Regions Financial Corp.	2,670	40,771
Renasant Corp.	154	4,754
Republic Bancorp, Inc., Class A	22	777
S&T Bancorp, Inc.	104	2,329
Sandy Spring Bancorp, Inc.	141	4,154
Seacoast Banking Corp. of Florida(1)	178	4,496
ServisFirst Bancshares, Inc.	232	8,765
Sierra Bancorp	35	770
Signature Bank	245	27,487
Simmons First National Corp., Class A	480	9,360
South State Corp.	133	8,841
Southside Bancshares, Inc.	102	2,999

Sterling Bancorp	798	12,752
Stock Yards Bancorp, Inc.	142	5,657
SVB Financial Group(1)	240	82,766
Synovus Financial Corp.	706	22,288
TCF Financial Corp.	711	23,890
Texas Capital Bancshares, Inc.(1)	195	10,901
Tompkins Financial Corp.	47	2,990
Towne Bank	212	4,611
TriState Capital Holdings, Inc.(1)	41	611
Triumph Bancorp, Inc.(1)	200	9,088
Truist Financial Corp.	1,797	83,417
Trustmark Corp.	187	4,641
U.S. Bancorp	2,228	96,272
UMB Financial Corp.	159	10,814
Umpqua Holdings Corp.	541	7,515
United Bankshares, Inc.	346	10,131
United Community Banks, Inc.	418	9,994
Univest Financial Corp.	38	696
Valley National Bancorp	1,087	9,935
Veritex Holdings, Inc.	305	6,615
Washington Trust Bancorp, Inc.	148	5,819
Webster Financial Corp.	420	15,893
Wells Fargo & Co.	4,117	112,600
WesBanco, Inc.	180	5,153
Westamerica BanCorp	71	3,914
Western Alliance Bancorp	444	22,764
Wintrust Financial Corp.	328	17,873
Zions Bancorp N.A.	706	27,245
		2,406,118
Beverages — 0.9%
Boston Beer Co., Inc. (The), Class A(1)	32	29,787
Brown-Forman Corp., Class A	56	4,129
Brown-Forman Corp., Class B	516	41,621
Coca-Cola Co. (The)	2,031	104,800
Coca-Cola Consolidated, Inc.	34	8,897
Constellation Brands, Inc., Class A	59	12,145
Keurig Dr Pepper, Inc.	440	13,398
MGP Ingredients, Inc.	91	3,968
Molson Coors Beverage Co., Class B	428	19,688
Monster Beverage Corp.(1)	706	59,855
National Beverage Corp.(1)(2)	79	7,744
PepsiCo, Inc.	1,493	215,335
		521,367
Biotechnology — 2.6%
AbbVie, Inc.	1,265	132,294
ACADIA Pharmaceuticals, Inc.(1)	198	11,219
Acceleron Pharma, Inc.(1)	63	7,438
Adverum Biotechnologies, Inc.(1)	241	3,275
Agios Pharmaceuticals, Inc.(1)	100	4,632
Akebia Therapeutics, Inc.(1)	228	755
Alector, Inc.(1)	64	839
Alexion Pharmaceuticals, Inc.(1)	486	59,345
Alkermes plc(1)	424	7,742
Allakos, Inc.(1)	54	5,780
Allogene Therapeutics, Inc.(1)	125	3,881

Alnylam Pharmaceuticals, Inc.(1)	119	15,459
Altimmune, Inc.(1)	125	1,529
Amgen, Inc.	678	150,543
Amicus Therapeutics, Inc.(1)	341	7,805
AnaptysBio, Inc.(1)	151	3,894
Anika Therapeutics, Inc.(1)	17	643
Arcus Biosciences, Inc.(1)	121	3,295
Ardelyx, Inc.(1)	348	2,192
Arena Pharmaceuticals, Inc.(1)	478	31,486
Arrowhead Pharmaceuticals, Inc.(1)	166	10,380
Assembly Biosciences, Inc.(1)	133	767
Avid Bioservices, Inc.(1)	621	5,664
Biogen, Inc.(1)	499	119,845
Biohaven Pharmaceutical Holding Co. Ltd.(1)	76	6,760
BioMarin Pharmaceutical, Inc.(1)	235	18,494
BioSpecifics Technologies Corp.(1)	54	4,774
Bluebird Bio, Inc.(1)	123	5,423
Blueprint Medicines Corp.(1)	112	12,105
Bridgebio Pharma, Inc.(1)(2)	204	10,249
Calithera Biosciences, Inc.(1)	173	849
Catalyst Pharmaceuticals, Inc.(1)	713	2,610
Celldex Therapeutics, Inc.(1)	295	6,637
Coherus Biosciences, Inc.(1)	149	2,751
CRISPR Therapeutics AG(1)	117	14,850
Cytokinetics, Inc.(1)	143	2,402
Deciphera Pharmaceuticals, Inc.(1)	82	5,068
Denali Therapeutics, Inc.(1)	150	9,145
Dicerna Pharmaceuticals, Inc.(1)	492	12,433
Eagle Pharmaceuticals, Inc.(1)	19	865
Editas Medicine, Inc.(1)(2)	33	1,009
Emergent BioSolutions, Inc.(1)	231	18,926
Enanta Pharmaceuticals, Inc.(1)	47	1,936
Exact Sciences Corp.(1)	159	19,249
Exelixis, Inc.(1)	1,031	19,754
FibroGen, Inc.(1)	118	4,875
Frequency Therapeutics, Inc.(1)(2)	165	4,736
Gilead Sciences, Inc.	3,293	199,786
Global Blood Therapeutics, Inc.(1)	101	4,637
Gossamer Bio, Inc.(1)	39	345
Heron Therapeutics, Inc.(1)	189	3,275
Incyte Corp.(1)	227	19,191
Intellia Therapeutics, Inc.(1)(2)	139	5,459
Invitae Corp.(1)	264	13,108
Ionis Pharmaceuticals, Inc.(1)	272	13,744
Iovance Biotherapeutics, Inc.(1)	83	3,221
Ironwood Pharmaceuticals, Inc.(1)	72	829
Kura Oncology, Inc.(1)	167	6,062
Ligand Pharmaceuticals, Inc.(1)	44	3,712
Madrigal Pharmaceuticals, Inc.(1)	28	3,270
Mirati Therapeutics, Inc.(1)	53	12,606
Moderna, Inc.(1)	346	52,848
Myriad Genetics, Inc.(1)	46	807
Natera, Inc.(1)	97	8,562
Neurocrine Biosciences, Inc.(1)	209	19,842
Novavax, Inc.(1)(2)	83	11,578

OPKO Health, Inc.(1)(2)	1,613	7,484
PDL BioPharma, Inc.(1)	752	1,903
PTC Therapeutics, Inc.(1)	93	5,819
Regeneron Pharmaceuticals, Inc.(1)	184	94,950
REGENXBIO, Inc.(1)	102	3,554
Rhythm Pharmaceuticals, Inc.(1)	119	3,683
Sage Therapeutics, Inc.(1)	94	6,964
Sangamo Therapeutics, Inc.(1)	415	4,146
Sarepta Therapeutics, Inc.(1)	74	10,424
Seagen, Inc.(1)	156	26,568
Spectrum Pharmaceuticals, Inc.(1)	83	391
Travere Therapeutics, Inc.(1)	176	4,036
Turning Point Therapeutics, Inc.(1)	32	3,408
Ultragenyx Pharmaceutical, Inc.(1)	97	11,498
United Therapeutics Corp.(1)	107	14,192
Vanda Pharmaceuticals, Inc.(1)	59	720
VBI Vaccines, Inc.(1)	770	2,637
Vertex Pharmaceuticals, Inc.(1)	336	76,524
Viela Bio, Inc.(1)	67	2,569
Viking Therapeutics, Inc.(1)(2)	399	2,566
Vir Biotechnology, Inc.(1)	118	3,762
Voyager Therapeutics, Inc.(1)	243	2,022
Xencor, Inc.(1)	108	4,571
Zymeworks, Inc.(1)	83	4,370
		1,458,245
Building Products — 0.8%
AAON, Inc.	199	12,961
Advanced Drainage Systems, Inc.	100	6,975
Allegion plc	174	19,843
American Woodmark Corp.(1)	7	613
AO Smith Corp.	609	34,293
Apogee Enterprises, Inc.	163	4,277
Armstrong World Industries, Inc.	78	6,011
Builders FirstSource, Inc.(1)	679	25,401
Carrier Global Corp.	1,065	40,545
CSW Industrials, Inc.	63	6,759
Fortune Brands Home & Security, Inc.	251	20,958
Gibraltar Industries, Inc.(1)	186	12,176
Insteel Industries, Inc.	69	1,596
JELD-WEN Holding, Inc.(1)	450	10,885
Johnson Controls International plc	430	19,797
Lennox International, Inc.	43	12,377
Masco Corp.	218	11,700
Masonite International Corp.(1)	167	16,708
Owens Corning	632	46,054
PGT Innovations, Inc.(1)	395	7,355
Quanex Building Products Corp.	291	5,995
Simpson Manufacturing Co., Inc.	239	21,964
Trane Technologies plc	276	40,362
Trex Co., Inc.(1)	606	45,341
UFP Industries, Inc.	379	20,333
		451,279
Capital Markets — 3.7%
Affiliated Managers Group, Inc.	86	7,492
Ameriprise Financial, Inc.	561	103,920

Apollo Global Management, Inc.	155	6,761
Ares Management Corp., Class A	118	5,316
Artisan Partners Asset Management, Inc., Class A	407	18,315
B. Riley Financial, Inc.(2)	194	7,011
Bank of New York Mellon Corp. (The)	1,909	74,680
BGC Partners, Inc., Class A	876	3,627
BlackRock, Inc.	184	128,496
Blackstone Group, Inc. (The), Class A	520	30,966
Brightsphere Investment Group, Inc.	354	6,266
Carlyle Group, Inc. (The)	249	7,074
Cboe Global Markets, Inc.	172	15,707
Charles Schwab Corp. (The)	3,059	149,218
CME Group, Inc.	387	67,737
Cohen & Steers, Inc.	175	12,385
Cowen, Inc., Class A	194	4,648
Diamond Hill Investment Group, Inc.	26	3,557
Eaton Vance Corp.	742	49,699
Evercore, Inc., Class A	257	23,369
FactSet Research Systems, Inc.	94	31,373
Federated Hermes, Inc.	496	13,313
Franklin Resources, Inc.	993	21,836
Freedom Holding Corp.(1)(2)	145	5,346
Goldman Sachs Group, Inc. (The)	692	159,561
Hamilton Lane, Inc., Class A	77	5,381
Houlihan Lokey, Inc.	83	5,377
Interactive Brokers Group, Inc., Class A	110	5,804
Intercontinental Exchange, Inc.	502	52,966
Invesco Ltd.	2,003	32,509
Janus Henderson Group plc	1,024	29,215
KKR & Co., Inc., Class A	1,133	42,975
Lazard Ltd., Class A	775	28,923
LPL Financial Holdings, Inc.	182	16,520
MarketAxess Holdings, Inc.	62	33,429
Moelis & Co., Class A	316	12,400
Moody's Corp.	261	73,691
Morgan Stanley	3,746	231,615
Morningstar, Inc.	28	5,603
MSCI, Inc.	76	31,116
Nasdaq, Inc.	55	7,039
Northern Trust Corp.	570	53,078
Piper Sandler Cos.	134	12,351
Raymond James Financial, Inc.	499	45,384
S&P Global, Inc.	327	115,032
SEI Investments Co.	603	31,808
State Street Corp.	962	67,802
Stifel Financial Corp.	278	19,265
StoneX Group, Inc.(1)	103	6,347
T. Rowe Price Group, Inc.	757	108,561
Tradeweb Markets, Inc., Class A	77	4,593
Virtu Financial, Inc., Class A	245	5,584
Virtus Investment Partners, Inc.	52	9,302
Waddell & Reed Financial, Inc., Class A	375	6,172
WisdomTree Investments, Inc.	863	3,694
		2,061,209
Chemicals — 2.8%
AdvanSix, Inc.(1)	50	888

Air Products and Chemicals, Inc.	484	135,588
Albemarle Corp.	508	69,073
Ashland Global Holdings, Inc.	147	11,050
Avient Corp.	608	22,222
Axalta Coating Systems Ltd.(1)	446	12,760
Balchem Corp.	73	7,569
Cabot Corp.	389	16,108
Celanese Corp.	517	66,864
CF Industries Holdings, Inc.	580	21,634
Chase Corp.	49	5,192
Chemours Co. (The)	1,399	34,038
Corteva, Inc.	1,532	58,706
Dow, Inc.	2,417	128,125
DuPont de Nemours, Inc.	1,089	69,086
Eastman Chemical Co.	599	58,343
Ecolab, Inc.	262	58,203
Ferro Corp.(1)	549	7,856
FMC Corp.	535	62,065
GCP Applied Technologies, Inc.(1)	467	10,970
H.B. Fuller Co.	20	1,047
Hawkins, Inc.	100	5,018
Huntsman Corp.	1,053	26,083
Ingevity Corp.(1)	277	18,443
Innospec, Inc.	76	6,254
International Flavors & Fragrances, Inc.(2)	102	11,434
Koppers Holdings, Inc.(1)	27	731
Kraton Corp.(1)	308	8,316
Kronos Worldwide, Inc.	305	4,194
Linde plc	631	161,801
Livent Corp.(1)	812	12,318
LyondellBasell Industries NV, Class A	1,108	94,291
Minerals Technologies, Inc.	220	13,347
Mosaic Co. (The)	1,906	41,856
NewMarket Corp.	54	19,967
Olin Corp.	606	13,265
Orion Engineered Carbons SA	472	7,344
PPG Industries, Inc.	363	53,277
Quaker Chemical Corp.	30	7,410
RPM International, Inc.	216	19,010
Scotts Miracle-Gro Co. (The)	154	27,069
Sensient Technologies Corp.	282	20,225
Sherwin-Williams Co. (The)	92	68,782
Stepan Co.	116	13,475
Trinseo SA	208	7,902
Tronox Holdings plc, Class A	641	8,109
Valvoline, Inc.	253	5,766
Westlake Chemical Corp.	174	13,076
WR Grace & Co.	181	9,904
		1,556,054
Commercial Services and Supplies — 0.7%
ACCO Brands Corp.	111	850
ADT, Inc.	111	863
Brady Corp., Class A	168	7,422
Brink's Co. (The)	93	6,240
Casella Waste Systems, Inc., Class A(1)	178	10,712

Cimpress plc(1)	8	717
Cintas Corp.	121	42,991
Clean Harbors, Inc.(1)	175	12,665
Copart, Inc.(1)	735	84,856
Covanta Holding Corp.	362	4,489
Deluxe Corp.	31	798
Ennis, Inc.	205	3,356
Healthcare Services Group, Inc.	219	5,184
Herman Miller, Inc.	216	7,698
HNI Corp.	287	10,464
IAA, Inc.(1)	127	7,610
Interface, Inc.	198	1,652
KAR Auction Services, Inc.	64	1,155
Kimball International, Inc., Class B	62	678
Knoll, Inc.	284	3,879
McGrath RentCorp	171	10,882
MSA Safety, Inc.	70	10,461
Pitney Bowes, Inc.	207	1,180
Republic Services, Inc.	140	13,541
Rollins, Inc.	279	15,953
Steelcase, Inc., Class A	187	2,272
Stericycle, Inc.(1)	75	5,283
Team, Inc.(1)	2	17
Tetra Tech, Inc.	56	6,678
UniFirst Corp.	53	9,799
US Ecology, Inc.	18	610
VSE Corp.	101	3,454
Waste Connections, Inc.	327	34,002
Waste Management, Inc.	579	68,976
		397,387
Communications Equipment — 0.6%
ADTRAN, Inc.	351	4,435
Arista Networks, Inc.(1)	197	53,328
Ciena Corp.(1)	583	26,119
Cisco Systems, Inc.	3,330	143,257
CommScope Holding Co., Inc.(1)	269	3,188
Comtech Telecommunications Corp.	1	19
EchoStar Corp., Class A(1)	138	3,280
Extreme Networks, Inc.(1)	145	815
F5 Networks, Inc.(1)	112	18,235
InterDigital, Inc.	118	7,069
Juniper Networks, Inc.	507	11,037
Lumentum Holdings, Inc.(1)	319	27,555
Motorola Solutions, Inc.	132	22,642
NETGEAR, Inc.(1)	199	6,330
NetScout Systems, Inc.(1)	121	2,834
ViaSat, Inc.(1)	235	7,990
Viavi Solutions, Inc.(1)	472	6,393
		344,526
Construction and Engineering — 0.4%
AECOM(1)	294	15,256
Aegion Corp.(1)	37	635
Ameresco, Inc., Class A(1)	165	7,351
API Group Corp.(1)	273	4,231
Arcosa, Inc.	183	9,496

Argan, Inc.	63	2,897
Comfort Systems USA, Inc.	119	5,996
Dycom Industries, Inc.(1)	234	14,709
EMCOR Group, Inc.	303	26,113
Fluor Corp.	404	6,977
Granite Construction, Inc.	195	4,801
Great Lakes Dredge & Dock Corp.(1)	472	5,329
IES Holdings, Inc.(1)	104	3,835
Jacobs Engineering Group, Inc.	84	9,059
MasTec, Inc.(1)	280	15,879
MYR Group, Inc.(1)	159	8,130
Northwest Pipe Co.(1)	29	835
Primoris Services Corp.	269	6,523
Quanta Services, Inc.	844	57,679
Sterling Construction Co., Inc.(1)	71	1,135
Tutor Perini Corp.(1)	360	4,867
Valmont Industries, Inc.	94	15,320
WillScot Mobile Mini Holdings Corp.(1)	779	16,756
		243,809
Construction Materials — 0.2%
Eagle Materials, Inc.	243	22,110
Martin Marietta Materials, Inc.	122	32,407
Summit Materials, Inc., Class A(1)	234	4,446
US Concrete, Inc.(1)	215	7,628
Vulcan Materials Co.	249	34,773
		101,364
Consumer Finance — 1.1%
Aaron's Holdings Co., Inc.	522	32,849
Ally Financial, Inc.	2,044	60,605
American Express Co.	1,174	139,225
Capital One Financial Corp.	938	80,330
Credit Acceptance Corp.(1)(2)	51	15,222
Discover Financial Services	891	67,867
Encore Capital Group, Inc.(1)	213	7,272
Enova International, Inc.(1)	369	7,716
FirstCash, Inc.	155	9,957
Green Dot Corp., Class A(1)	417	22,335
LendingClub Corp.(1)	282	2,250
LendingTree, Inc.(1)(2)	12	3,067
Navient Corp.	1,443	13,521
Nelnet, Inc., Class A	88	5,975
OneMain Holdings, Inc.	520	20,275
Oportun Financial Corp.(1)	218	3,686
PRA Group, Inc.(1)	250	10,408
Santander Consumer USA Holdings, Inc.	476	10,520
SLM Corp.	2,214	23,491
Synchrony Financial	1,739	52,987
World Acceptance Corp.(1)(2)	33	3,726
		593,284
Containers and Packaging — 0.8%
Amcor plc	914	10,356
AptarGroup, Inc.	303	38,275
Avery Dennison Corp.	368	54,957
Ball Corp.	492	47,237
Berry Global Group, Inc.(1)	133	7,049

Crown Holdings, Inc.(1)	225	21,206
Graphic Packaging Holding Co.	390	5,975
International Paper Co.	2,001	99,009
Myers Industries, Inc.	219	3,721
O-I Glass, Inc.	556	6,294
Packaging Corp. of America	521	67,730
Sealed Air Corp.	117	5,272
Silgan Holdings, Inc.	152	5,138
Sonoco Products Co.	413	23,979
UFP Technologies, Inc.(1)	50	2,203
WestRock Co.	925	39,044
		437,445
Distributors — 0.3%
Core-Mark Holding Co., Inc.	222	6,924
Genuine Parts Co.	562	55,284
LKQ Corp.(1)	506	17,821
Pool Corp.	178	61,608
		141,637
Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc.(1)	150	4,294
American Public Education, Inc.(1)	77	2,390
Bright Horizons Family Solutions, Inc.(1)	43	7,315
Chegg, Inc.(1)	96	7,481
Collectors Universe, Inc.	127	9,798
frontdoor, Inc.(1)	115	5,444
Graham Holdings Co., Class B	7	3,129
Grand Canyon Education, Inc.(1)	225	18,781
H&R Block, Inc.	87	1,636
K12, Inc.(1)	121	2,823
Laureate Education, Inc., Class A(1)	769	10,920
Perdoceo Education Corp.(1)	340	3,855
Service Corp. International	223	10,847
Strategic Education, Inc.	64	6,009
Terminix Global Holdings, Inc.(1)	96	4,707
WW International, Inc.(1)	23	679
		100,108
Diversified Financial Services — 0.6%
Banco Latinoamericano de Comercio Exterior SA, E Shares	47	694
Berkshire Hathaway, Inc., Class B(1)	1,017	232,802
Cannae Holdings, Inc.(1)	312	12,299
Equitable Holdings, Inc.	1,230	31,217
Jefferies Financial Group, Inc.	1,171	26,617
Voya Financial, Inc.	390	22,476
		326,105
Diversified Telecommunication Services — 1.4%
Anterix, Inc.(1)	60	1,796
AT&T, Inc.	8,866	254,898
ATN International, Inc.	49	2,398
Bandwidth, Inc., Class A(1)	39	5,919
CenturyLink, Inc.	788	8,235
Cogent Communications Holdings, Inc.	50	2,907
Consolidated Communications Holdings, Inc.(1)	479	2,682
GCI Liberty, Inc., Class A(1)	210	19,135
Iridium Communications, Inc.(1)	496	15,917
Verizon Communications, Inc.	7,276	439,543

Vonage Holdings Corp.(1)	279	3,588
		757,018
Electric Utilities — 1.6%
ALLETE, Inc.	98	5,511
Alliant Energy Corp.	548	28,825
American Electric Power Co., Inc.	957	81,240
Avangrid, Inc.	94	4,375
Duke Energy Corp.	1,138	105,447
Edison International	832	51,051
Entergy Corp.	534	58,126
Evergy, Inc.	420	23,272
Eversource Energy	139	12,164
Exelon Corp.	2,194	90,108
FirstEnergy Corp.	840	22,310
Hawaiian Electric Industries, Inc.	415	14,869
IDACORP, Inc.	86	7,790
NextEra Energy, Inc.	1,196	88,014
NRG Energy, Inc.	521	17,063
OGE Energy Corp.	603	19,531
Otter Tail Corp.	99	3,942
PG&E Corp.(1)	966	12,268
Pinnacle West Capital Corp.	209	17,107
PNM Resources, Inc.	273	13,407
Portland General Electric Co.	345	14,276
PPL Corp.	1,349	38,339
Southern Co. (The)	1,161	69,486
Xcel Energy, Inc.	1,097	73,894
		872,415
Electrical Equipment — 0.7%
Acuity Brands, Inc.	179	21,251
Allied Motion Technologies, Inc.	69	2,799
AMETEK, Inc.	309	36,626
Atkore International Group, Inc.(1)	240	9,355
AZZ, Inc.	132	5,886
Eaton Corp. plc	622	75,330
Emerson Electric Co.	818	62,839
Encore Wire Corp.	87	4,495
EnerSys	103	8,426
Generac Holdings, Inc.(1)	98	21,129
Hubbell, Inc.	79	12,766
nVent Electric plc	226	5,198
Regal Beloit Corp.	178	21,189
Rockwell Automation, Inc.	239	61,079
Sensata Technologies Holding plc(1)	141	6,885
Sunrun, Inc.(1)	235	15,059
TPI Composites, Inc.(1)	321	12,914
Vertiv Holdings Co.(1)	294	5,501
		388,727
Electronic Equipment, Instruments and Components — 1.5%
Amphenol Corp., Class A	312	40,813
Arrow Electronics, Inc.(1)	425	38,951
Avnet, Inc.	497	15,084
Badger Meter, Inc.	152	12,531
Belden, Inc.	19	731
Benchmark Electronics, Inc.	57	1,386

CDW Corp.	296	38,625
Cognex Corp.	310	23,293
Coherent, Inc.(1)	85	10,351
Corning, Inc.	2,994	112,035
CTS Corp.	199	6,062
Dolby Laboratories, Inc., Class A	147	13,002
ePlus, Inc.(1)	116	9,780
Fabrinet(1)	124	8,470
FARO Technologies, Inc.(1)	88	5,819
Flex Ltd.(1)	2,326	37,751
FLIR Systems, Inc.	255	9,751
II-VI, Inc.(1)	229	15,492
Insight Enterprises, Inc.(1)	236	16,869
IPG Photonics Corp.(1)	104	21,529
Itron, Inc.(1)	11	865
Jabil, Inc.	714	27,289
Keysight Technologies, Inc.(1)	406	48,736
Knowles Corp.(1)	279	4,737
Littelfuse, Inc.	74	17,799
Methode Electronics, Inc.	221	7,739
National Instruments Corp.	320	11,978
nLight, Inc.(1)	132	3,963
Novanta, Inc.(1)	75	8,999
OSI Systems, Inc.(1)	109	9,603
Plexus Corp.(1)	169	12,626
Rogers Corp.(1)	49	7,199
Sanmina Corp.(1)	449	14,285
ScanSource, Inc.(1)	128	3,213
SYNNEX Corp.	264	42,322
TE Connectivity Ltd.	816	93,000
Trimble, Inc.(1)	136	8,142
TTM Technologies, Inc.(1)	367	4,793
Vishay Intertechnology, Inc.	692	13,397
Vontier Corp.(1)	66	2,189
Zebra Technologies Corp., Class A(1)	75	28,382
		809,581
Energy Equipment and Services — 0.4%
Archrock, Inc.	1,383	10,746
Baker Hughes Co.	522	9,772
Bristow Group, Inc.(1)	208	4,628
Cactus, Inc., Class A	266	6,171
ChampionX Corp.(1)	309	3,671
DMC Global, Inc.	184	7,516
Dril-Quip, Inc.(1)	125	3,553
Exterran Corp.(1)	201	852
Halliburton Co.	5,606	93,004
Helix Energy Solutions Group, Inc.(1)	155	583
Helmerich & Payne, Inc.	397	9,040
Liberty Oilfield Services, Inc., Class A	478	4,445
Matrix Service Co.(1)	1	10
Nabors Industries Ltd.	42	2,200
National Oilwell Varco, Inc.	1,219	14,945
NexTier Oilfield Solutions, Inc.(1)	1,824	5,107
Oceaneering International, Inc.(1)	618	3,751
Patterson-UTI Energy, Inc.	2,087	8,995

ProPetro Holding Corp.(1)	579	3,341
Schlumberger NV	1,298	26,985
TechnipFMC plc	1,664	13,828
		233,143
Entertainment — 1.1%
Activision Blizzard, Inc.	867	68,909
Electronic Arts, Inc.(1)	506	64,641
Eros STX Global Corp.(1)(2)	1,180	2,513
IMAX Corp.(1)	47	697
Liberty Media Corp.-Liberty Braves, Class C(1)	183	4,575
Liberty Media Corp.-Liberty Formula One, Class C(1)	247	10,320
Live Nation Entertainment, Inc.(1)	107	7,025
Madison Square Garden Entertainment Corp.(1)	62	4,713
Netflix, Inc.(1)	465	228,175
Roku, Inc.(1)	68	19,963
Take-Two Interactive Software, Inc.(1)	212	38,268
Walt Disney Co. (The)	892	132,025
World Wrestling Entertainment, Inc., Class A	67	2,884
Zynga, Inc., Class A(1)	962	7,936
		592,644
Food and Staples Retailing — 1.8%
Andersons, Inc. (The)	149	3,387
BJ's Wholesale Club Holdings, Inc.(1)	174	7,132
Casey's General Stores, Inc.	215	39,061
Costco Wholesale Corp.	843	330,262
Grocery Outlet Holding Corp.(1)	68	2,626
Ingles Markets, Inc., Class A	119	4,473
Kroger Co. (The)	3,135	103,455
Natural Grocers by Vitamin Cottage, Inc.	165	2,402
Performance Food Group Co.(1)	953	41,341
PriceSmart, Inc.	143	11,623
SpartanNash Co.	383	7,231
Sprouts Farmers Market, Inc.(1)	766	16,216
Sysco Corp.	718	51,186
United Natural Foods, Inc.(1)	510	8,798
US Foods Holding Corp.(1)	36	1,133
Village Super Market, Inc., Class A	118	2,733
Walgreens Boots Alliance, Inc.	1,866	70,927
Walmart, Inc.	1,949	297,788
Weis Markets, Inc.	88	4,192
		1,005,966
Food Products — 1.2%
Archer-Daniels-Midland Co.	1,109	55,195
B&G Foods, Inc.(2)	309	8,556
Beyond Meat, Inc.(1)(2)	36	5,036
Bunge Ltd.	523	30,800
Cal-Maine Foods, Inc.(1)	107	4,187
Calavo Growers, Inc.	64	4,584
Campbell Soup Co.	309	15,456
Conagra Brands, Inc.	317	11,590
Darling Ingredients, Inc.(1)	1,062	51,273
Flowers Foods, Inc.	1,102	24,453
Fresh Del Monte Produce, Inc.	140	3,555
Freshpet, Inc.(1)	23	3,148
General Mills, Inc.	555	33,755

Hain Celestial Group, Inc. (The)(1)	272	10,472
Hershey Co. (The)	268	39,635
Hormel Foods Corp.	509	24,015
Hostess Brands, Inc.(1)	304	4,119
Ingredion, Inc.	347	26,771
J&J Snack Foods Corp.	26	3,780
J.M. Smucker Co. (The)	240	28,128
John B Sanfilippo & Son, Inc.	56	4,156
Kellogg Co.	276	17,639
Kraft Heinz Co. (The)	1,160	38,211
Lamb Weston Holdings, Inc.	403	29,169
Lancaster Colony Corp.	55	9,313
McCormick & Co., Inc.	80	14,958
Mondelez International, Inc., Class A	1,568	90,082
Pilgrim's Pride Corp.(1)	232	4,383
Post Holdings, Inc.(1)	42	3,967
Sanderson Farms, Inc.	41	5,606
Seaboard Corp.	1	3,203
Seneca Foods Corp., Class A(1)	72	3,015
Simply Good Foods Co. (The)(1)	222	4,826
TreeHouse Foods, Inc.(1)	20	823
Tyson Foods, Inc., Class A	336	21,907
		639,766
Gas Utilities — 0.2%
Atmos Energy Corp.	200	19,178
Chesapeake Utilities Corp.	53	5,513
National Fuel Gas Co.	281	11,569
New Jersey Resources Corp.	231	7,630
Northwest Natural Holding Co.	145	6,948
ONE Gas, Inc.	105	8,314
South Jersey Industries, Inc.	61	1,404
Southwest Gas Holdings, Inc.	144	9,252
Spire, Inc.	69	4,413
UGI Corp.	316	11,212
		85,433
Health Care Equipment and Supplies — 2.7%
Abbott Laboratories	1,423	153,997
ABIOMED, Inc.(1)	99	27,136
Align Technology, Inc.(1)	192	92,408
Avanos Medical, Inc.(1)	137	5,807
Baxter International, Inc.	1,296	98,587
Becton Dickinson and Co.	173	40,627
Boston Scientific Corp.(1)	1,461	48,432
Cardiovascular Systems, Inc.(1)	88	3,032
Cerus Corp.(1)	478	3,179
Cooper Cos., Inc. (The)	82	27,488
Danaher Corp.	414	92,997
DENTSPLY SIRONA, Inc.	367	18,677
DexCom, Inc.(1)	64	20,460
Edwards Lifesciences Corp.(1)	971	81,457
Envista Holdings Corp.(1)	223	6,630
Glaukos Corp.(1)	94	6,343
Globus Medical, Inc., Class A(1)	166	9,973
Haemonetics Corp.(1)	89	10,044
Hill-Rom Holdings, Inc.	72	6,830

Hologic, Inc.(1)	88	6,083
ICU Medical, Inc.(1)	45	8,492
IDEXX Laboratories, Inc.(1)	270	124,465
Inogen, Inc.(1)	69	2,420
Insulet Corp.(1)	103	26,544
Integer Holdings Corp.(1)	67	4,830
Integra LifeSciences Holdings Corp.(1)	169	9,249
Intuitive Surgical, Inc.(1)	138	100,195
iRhythm Technologies, Inc.(1)	28	6,846
Lantheus Holdings, Inc.(1)	271	3,566
LENSAR, Inc.(1)	57	489
LivaNova plc(1)	65	3,435
Masimo Corp.(1)	104	26,467
Medtronic plc	981	111,540
Meridian Bioscience, Inc.(1)	297	5,613
Merit Medical Systems, Inc.(1)	118	6,498
Nevro Corp.(1)(2)	37	5,966
Novocure Ltd.(1)	60	7,539
NuVasive, Inc.(1)	102	4,725
Orthofix Medical, Inc.(1)	22	809
Penumbra, Inc.(1)	37	8,210
Quidel Corp.(1)	69	13,458
ResMed, Inc.	134	28,086
STERIS plc	140	27,133
Stryker Corp.	322	75,155
Tandem Diabetes Care, Inc.(1)	48	4,506
Teleflex, Inc.	33	12,631
Utah Medical Products, Inc.	36	3,108
West Pharmaceutical Services, Inc.	172	47,328
Zimmer Biomet Holdings, Inc.	296	44,140
		1,483,630
Health Care Providers and Services — 2.0%
Acadia Healthcare Co., Inc.(1)	103	4,372
Addus HomeCare Corp.(1)	33	3,275
Amedisys, Inc.(1)	24	5,875
AmerisourceBergen Corp.	222	22,890
AMN Healthcare Services, Inc.(1)	88	5,734
Anthem, Inc.	433	134,888
BioTelemetry, Inc.(1)	56	3,103
Brookdale Senior Living, Inc.(1)	316	1,340
Cardinal Health, Inc.	625	34,119
Centene Corp.(1)	975	60,109
Chemed Corp.	35	16,739
Cigna Corp.	191	39,946
CorVel Corp.(1)	57	5,104
CVS Health Corp.	740	50,165
DaVita, Inc.(1)	52	5,712
Encompass Health Corp.	74	5,963
Ensign Group, Inc. (The)	336	24,148
Guardant Health, Inc.(1)	93	11,264
Hanger, Inc.(1)	173	3,925
HCA Healthcare, Inc.	141	21,166
HealthEquity, Inc.(1)	18	1,290
Henry Schein, Inc.(1)	243	15,627
Humana, Inc.	367	146,991

InfuSystem Holdings, Inc.(1)	278	4,448
Laboratory Corp. of America Holdings(1)	62	12,390
LHC Group, Inc.(1)	33	6,479
Magellan Health, Inc.(1)	155	12,253
McKesson Corp.	251	45,157
Molina Healthcare, Inc.(1)	312	63,689
National HealthCare Corp.	56	3,484
Owens & Minor, Inc.	446	11,489
Patterson Cos., Inc.	511	14,185
Pennant Group, Inc. (The)(1)	123	6,235
Premier, Inc., Class A	380	13,460
Providence Service Corp. (The)(1)	102	13,851
Quest Diagnostics, Inc.	54	6,695
Tenet Healthcare Corp.(1)	23	723
Triple-S Management Corp., Class B(1)	157	3,518
UnitedHealth Group, Inc.	587	197,432
Universal Health Services, Inc., Class B	364	47,531
		1,086,764
Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc.(1)	78	1,067
Cerner Corp.	1,125	84,195
Change Healthcare, Inc.(1)	1,093	18,723
Evolent Health, Inc., Class A(1)	505	7,338
HealthStream, Inc.(1)	34	635
Inspire Medical Systems, Inc.(1)	42	7,801
NextGen Healthcare, Inc.(1)	281	4,985
Omnicell, Inc.(1)	37	3,880
Simulations Plus, Inc.	52	2,910
Teladoc Health, Inc.(1)	121	24,051
Veeva Systems, Inc., Class A(1)	169	46,791
		202,376
Hotels, Restaurants and Leisure — 1.6%
Aramark	74	2,590
BJ's Restaurants, Inc.(1)	25	826
Bloomin' Brands, Inc.	64	1,120
Boyd Gaming Corp.	228	8,776
Brinker International, Inc.	23	1,153
Caesars Entertainment, Inc.(1)	510	34,741
Carnival Corp.	1,040	20,779
Cheesecake Factory, Inc. (The)	153	5,734
Chipotle Mexican Grill, Inc.(1)	89	114,759
Choice Hotels International, Inc.	10	997
Churchill Downs, Inc.	96	17,272
Chuy's Holdings, Inc.(1)	28	664
Cracker Barrel Old Country Store, Inc.	156	21,774
Darden Restaurants, Inc.	420	45,352
Domino's Pizza, Inc.	34	13,347
Dunkin' Brands Group, Inc.	71	7,550
Extended Stay America, Inc.	1,154	15,821
Golden Entertainment, Inc.(1)	55	916
Hilton Grand Vacations, Inc.(1)	244	6,769
Hilton Worldwide Holdings, Inc.	126	13,057
Hyatt Hotels Corp., Class A(2)	74	5,326
Jack in the Box, Inc.	49	4,508
Las Vegas Sands Corp.	669	37,270

Marriott International, Inc., Class A	192	24,359
Marriott Vacations Worldwide Corp.	8	1,019
McDonald's Corp.	469	101,979
MGM Resorts International	721	20,368
Noodles & Co.(1)	696	5,533
Norwegian Cruise Line Holdings Ltd.(1)	655	14,980
Papa John's International, Inc.	62	4,982
Penn National Gaming, Inc.(1)	904	63,280
Planet Fitness, Inc., Class A(1)	105	7,660
Playa Hotels & Resorts NV(1)	128	652
Red Robin Gourmet Burgers, Inc.(1)	1	20
Red Rock Resorts, Inc., Class A	429	9,329
Royal Caribbean Cruises Ltd.	447	35,228
Ruth's Hospitality Group, Inc.	332	5,169
Scientific Games Corp., Class A(1)	121	4,511
SeaWorld Entertainment, Inc.(1)	273	7,617
Six Flags Entertainment Corp.	18	553
Starbucks Corp.	725	71,064
Texas Roadhouse, Inc.	415	31,457
Vail Resorts, Inc.	48	13,240
Wendy's Co. (The)	255	5,607
Wingstop, Inc.	31	3,947
Wyndham Destinations, Inc.	119	5,005
Wyndham Hotels & Resorts, Inc.	18	1,035
Wynn Resorts Ltd.	211	21,205
Yum! Brands, Inc.	226	23,911
		864,811
Household Durables — 1.2%
Beazer Homes USA, Inc.(1)	466	6,901
Cavco Industries, Inc.(1)	53	9,541
Century Communities, Inc.(1)	250	11,125
D.R. Horton, Inc.	1,097	81,726
Garmin Ltd.	263	30,708
Helen of Troy Ltd.(1)	60	12,119
Hooker Furniture Corp.	146	4,419
Installed Building Products, Inc.(1)	71	7,016
iRobot Corp.(1)(2)	105	8,235
KB Home	624	21,965
La-Z-Boy, Inc.	327	12,112
Leggett & Platt, Inc.	168	7,241
Lennar Corp., B Shares	63	3,824
Lennar Corp., Class A	646	49,006
LGI Homes, Inc.(1)	61	6,591
M.D.C. Holdings, Inc.	139	6,710
M/I Homes, Inc.(1)	207	9,408
Meritage Homes Corp.(1)	281	25,332
Mohawk Industries, Inc.(1)	313	39,385
Newell Brands, Inc.	1,040	22,110
NVR, Inc.(1)	17	67,952
PulteGroup, Inc.	1,602	69,895
Purple Innovation, Inc.(1)	294	8,767
Skyline Champion Corp.(1)	171	5,255
Sonos, Inc.(1)	332	7,384
Taylor Morrison Home Corp.(1)	611	15,446
Tempur Sealy International, Inc.(1)	504	12,696

Toll Brothers, Inc.	268	12,690
TopBuild Corp.(1)	38	6,621
TRI Pointe Group, Inc.(1)	1,034	18,074
Turtle Beach Corp.(1)	208	3,888
Whirlpool Corp.	283	55,075
		659,217
Household Products — 1.0%
Central Garden & Pet Co., Class A(1)	153	5,644
Church & Dwight Co., Inc.	351	30,807
Clorox Co. (The)	292	59,264
Colgate-Palmolive Co.	1,409	120,667
Energizer Holdings, Inc.	128	5,362
Kimberly-Clark Corp.	464	64,640
Procter & Gamble Co. (The)	1,919	266,492
Reynolds Consumer Products, Inc.	84	2,549
Spectrum Brands Holdings, Inc.	77	5,146
WD-40 Co.	43	10,935
		571,506
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	3,815	77,979
Brookfield Renewable Corp., Class A	154	12,189
Clearway Energy, Inc., Class A	132	3,582
Clearway Energy, Inc., Class C	187	5,474
NextEra Energy Partners LP	307	19,485
Ormat Technologies, Inc.	135	10,639
Sunnova Energy International, Inc.(1)	166	6,725
Vistra Corp.	2,659	49,670
		185,743
Industrial Conglomerates — 0.6%
3M Co.	756	130,584
Carlisle Cos., Inc.	99	14,338
General Electric Co.	4,554	46,360
Honeywell International, Inc.	652	132,956
Raven Industries, Inc.	29	731
Roper Technologies, Inc.	55	23,485
		348,454
Insurance — 2.9%
Aflac, Inc.	1,207	53,023
Alleghany Corp.	20	11,504
Allstate Corp. (The)	817	83,620
Ambac Financial Group, Inc.(1)	53	776
American Equity Investment Life Holding Co.	684	17,975
American Financial Group, Inc.	228	20,385
American International Group, Inc.	2,373	91,218
AMERISAFE, Inc.	104	5,692
Aon plc, Class A	290	59,418
Arch Capital Group Ltd.(1)	670	21,571
Argo Group International Holdings Ltd.	156	6,114
Arthur J. Gallagher & Co.	148	17,081
Assurant, Inc.	151	19,497
Assured Guaranty Ltd.	214	6,448
Athene Holding Ltd., Class A(1)	496	21,998
Axis Capital Holdings Ltd.	187	9,371
Brighthouse Financial, Inc.(1)	326	11,443
Brown & Brown, Inc.	100	4,503

Chubb Ltd.	516	76,280
Cincinnati Financial Corp.	303	23,134
CNA Financial Corp.	23	794
CNO Financial Group, Inc.	710	15,109
Employers Holdings, Inc.	102	3,112
Enstar Group Ltd.(1)	31	5,868
Erie Indemnity Co., Class A	109	24,591
Everest Re Group Ltd.	90	20,460
Fidelity National Financial, Inc.	845	30,412
First American Financial Corp.	471	22,815
Genworth Financial, Inc., Class A(1)	1,525	6,923
Globe Life, Inc.	304	28,302
Goosehead Insurance, Inc., Class A	43	5,294
Hanover Insurance Group, Inc. (The)	77	8,651
Hartford Financial Services Group, Inc. (The)	1,504	66,477
HCI Group, Inc.	51	2,660
Horace Mann Educators Corp.	149	5,948
James River Group Holdings Ltd.	157	7,156
Kemper Corp.	210	15,739
Kinsale Capital Group, Inc.	61	14,650
Lincoln National Corp.	608	28,710
Loews Corp.	416	17,435
Markel Corp.(1)	23	22,398
Marsh & McLennan Cos., Inc.	334	38,290
MBIA, Inc.(1)	105	669
Mercury General Corp.	116	5,158
MetLife, Inc.	1,206	55,681
National Western Life Group, Inc., Class A	6	1,116
Old Republic International Corp.	1,014	18,171
Palomar Holdings, Inc.(1)	19	1,256
Primerica, Inc.	239	31,134
Principal Financial Group, Inc.	783	38,986
ProAssurance Corp.	33	525
Progressive Corp. (The)	1,725	150,265
Prudential Financial, Inc.	881	66,621
Reinsurance Group of America, Inc.	284	32,739
RenaissanceRe Holdings Ltd.	134	22,062
RLI Corp.	126	12,062
Safety Insurance Group, Inc.	53	3,776
Selective Insurance Group, Inc.	197	12,178
Stewart Information Services Corp.	183	7,662
Travelers Cos., Inc. (The)	887	115,000
United Fire Group, Inc.	6	131
Unum Group	979	21,763
Watford Holdings Ltd.(1)	197	6,840
White Mountains Insurance Group Ltd.	8	7,680
Willis Towers Watson plc	81	16,863
WR Berkley Corp.	306	19,930
		1,601,113
Interactive Media and Services — 3.7%
Alphabet, Inc., Class A(1)	323	566,671
Alphabet, Inc., Class C(1)	314	552,872
ANGI Homeservices, Inc., Class A(1)	184	2,274
Cars.com, Inc.(1)	79	882
Facebook, Inc., Class A(1)	2,638	730,647

IAC/InterActiveCorp(1)	39	5,538
Match Group, Inc.(1)	236	32,854
Pinterest, Inc., Class A(1)	540	37,811
Snap, Inc., Class A(1)	1,063	47,218
TripAdvisor, Inc.(1)	227	5,925
Twitter, Inc.(1)	1,154	53,673
Yelp, Inc.(1)	159	5,078
Zillow Group, Inc., Class A(1)	82	9,049
Zillow Group, Inc., Class C(1)	231	24,904
		2,075,396
Internet and Direct Marketing Retail — 3.5%
1-800-Flowers.com, Inc., Class A(1)	194	4,547
Amazon.com, Inc.(1)	506	1,603,028
Booking Holdings, Inc.(1)	63	127,792
CarParts.com, Inc.(1)	445	6,706
eBay, Inc.	1,151	58,045
Etsy, Inc.(1)	240	38,568
Expedia Group, Inc.	77	9,586
Grubhub, Inc.(1)	158	11,114
MercadoLibre, Inc.(1)	40	62,133
PetMed Express, Inc.(2)	134	4,114
Qurate Retail, Inc., Series A	432	4,523
Revolve Group, Inc.(1)(2)	188	4,437
Shutterstock, Inc.	118	8,114
Stamps.com, Inc.(1)	41	7,686
Wayfair, Inc., Class A(1)	60	15,261
		1,965,654
IT Services — 4.3%
Accenture plc, Class A	1,248	310,864
Akamai Technologies, Inc.(1)	359	37,160
Alliance Data Systems Corp.	389	28,451
Amdocs Ltd.	188	12,372
Automatic Data Processing, Inc.	644	111,979
Black Knight, Inc.(1)	116	10,628
Booz Allen Hamilton Holding Corp.	172	14,928
Broadridge Financial Solutions, Inc.	255	37,454
CACI International, Inc., Class A(1)	15	3,559
Cardtronics plc, Class A(1)	24	583
Cass Information Systems, Inc.	18	764
Cognizant Technology Solutions Corp., Class A	1,662	129,852
CSG Systems International, Inc.	193	8,372
DXC Technology Co.	1,546	33,873
EPAM Systems, Inc.(1)	91	29,332
Euronet Worldwide, Inc.(1)	62	8,335
EVERTEC, Inc.	149	5,538
ExlService Holdings, Inc.(1)	77	6,411
Fastly, Inc., Class A(1)(2)	96	8,138
Fidelity National Information Services, Inc.	270	40,071
Fiserv, Inc.(1)	216	24,879
FleetCor Technologies, Inc.(1)	65	17,239
Gartner, Inc.(1)	88	13,376
Genpact Ltd.	157	6,382
Global Payments, Inc.	244	47,626
GoDaddy, Inc., Class A(1)	238	18,931
International Business Machines Corp.	927	114,503

International Money Express, Inc.(1)	272	4,281
Jack Henry & Associates, Inc.	200	32,172
KBR, Inc.	416	11,552
Leidos Holdings, Inc.	119	11,983
LiveRamp Holdings, Inc.(1)	174	10,181
ManTech International Corp., Class A	42	3,233
MasterCard, Inc., Class A	1,236	415,926
MAXIMUS, Inc.	103	7,396
MongoDB, Inc.(1)	31	8,907
NIC, Inc.	328	7,687
Okta, Inc.(1)	76	18,623
Paychex, Inc.	713	66,416
PayPal Holdings, Inc.(1)	1,063	227,610
Perspecta, Inc.	40	897
Science Applications International Corp.	73	6,755
Square, Inc., Class A(1)	265	55,904
Switch, Inc., Class A	66	1,042
Sykes Enterprises, Inc.(1)	167	6,284
TTEC Holdings, Inc.	119	8,052
Tucows, Inc., Class A(1)(2)	51	3,698
Twilio, Inc., Class A(1)	162	51,855
VeriSign, Inc.(1)	88	17,663
Virtusa Corp.(1)	23	1,152
Visa, Inc., Class A	1,559	327,936
Western Union Co. (The)	352	7,941
WEX, Inc.(1)	49	8,489
		2,405,235
Leisure Products — 0.3%
Acushnet Holdings Corp.	153	5,768
American Outdoor Brands, Inc.(1)	63	875
Brunswick Corp.	486	36,275
Callaway Golf Co.	250	5,312
Hasbro, Inc.	107	9,954
Johnson Outdoors, Inc., Class A	43	3,595
Malibu Boats, Inc., Class A(1)	168	9,574
MasterCraft Boat Holdings, Inc.(1)	188	4,072
Mattel, Inc.(1)	485	7,513
Nautilus, Inc.(1)	316	6,668
Peloton Interactive, Inc., Class A(1)	287	33,392
Polaris, Inc.	358	34,368
Smith & Wesson Brands, Inc.	568	8,952
Sturm Ruger & Co., Inc.	94	5,757
Vista Outdoor, Inc.(1)	620	12,791
YETI Holdings, Inc.(1)	54	3,411
		188,277
Life Sciences Tools and Services — 0.9%
10X Genomics, Inc., Class A(1)	52	7,962
Adaptive Biotechnologies Corp.(1)	381	18,372
Agilent Technologies, Inc.	328	38,343
Avantor, Inc.(1)	343	9,357
Bio-Rad Laboratories, Inc., Class A(1)	46	24,771
Bio-Techne Corp.	68	20,625
Bruker Corp.	274	13,867
Charles River Laboratories International, Inc.(1)	76	17,823
Fluidigm Corp.(1)	380	2,379

Illumina, Inc.(1)	212	68,283
IQVIA Holdings, Inc.(1)	114	19,265
Luminex Corp.	105	2,492
Medpace Holdings, Inc.(1)	47	6,033
Mettler-Toledo International, Inc.(1)	78	89,703
NeoGenomics, Inc.(1)	104	4,948
PerkinElmer, Inc.	47	6,251
PRA Health Sciences, Inc.(1)	50	5,610
Repligen Corp.(1)	77	14,605
Syneos Health, Inc.(1)	19	1,251
Thermo Fisher Scientific, Inc.	218	101,366
Waters Corp.(1)	45	10,440
		483,746
Machinery — 3.3%
AGCO Corp.	309	28,586
Alamo Group, Inc.	41	5,564
Albany International Corp., Class A	153	10,485
Allison Transmission Holdings, Inc.	251	10,304
Altra Industrial Motion Corp.	163	9,252
Astec Industries, Inc.	125	7,250
Barnes Group, Inc.	102	4,693
Caterpillar, Inc.	1,540	267,329
Chart Industries, Inc.(1)	132	13,643
CIRCOR International, Inc.(1)	209	6,912
Columbus McKinnon Corp.	129	4,875
Crane Co.	19	1,321
Cummins, Inc.	583	134,772
Deere & Co.	1,025	268,160
Donaldson Co., Inc.	620	33,009
Douglas Dynamics, Inc.	99	3,873
Dover Corp.	136	16,596
Enerpac Tool Group Corp.	189	4,232
EnPro Industries, Inc.	113	8,002
ESCO Technologies, Inc.	68	6,725
Evoqua Water Technologies Corp.(1)	222	5,792
Federal Signal Corp.	304	9,433
Flowserve Corp.	628	21,402
Fortive Corp.	167	11,712
Franklin Electric Co., Inc.	226	15,275
Gorman-Rupp Co. (The)	133	4,376
Graco, Inc.	789	53,447
Greenbrier Cos., Inc. (The)	292	9,744
Helios Technologies, Inc.	112	5,514
IDEX Corp.	100	19,315
Illinois Tool Works, Inc.	489	103,223
Ingersoll Rand, Inc.(1)	662	29,307
ITT, Inc.	395	28,689
John Bean Technologies Corp.	17	1,879
Kadant, Inc.	50	6,395
Kennametal, Inc.	521	18,230
Lincoln Electric Holdings, Inc.	324	37,260
Lindsay Corp.	30	3,475
Lydall, Inc.(1)	301	8,247
Manitowoc Co., Inc. (The)(1)	304	3,377
Meritor, Inc.(1)	244	6,442

Middleby Corp. (The)(1)	60	8,159
Miller Industries, Inc.	27	902
Mueller Industries, Inc.	354	11,597
Mueller Water Products, Inc., Class A	1,097	13,021
Nordson Corp.	58	11,821
Oshkosh Corp.	318	25,599
Otis Worldwide Corp.	758	50,740
PACCAR, Inc.	1,340	116,660
Parker-Hannifin Corp.	99	26,459
Pentair plc	138	7,151
Proto Labs, Inc.(1)	71	9,809
RBC Bearings, Inc.(1)	59	9,962
Rexnord Corp.	160	6,002
Shyft Group, Inc. (The)	277	7,183
Snap-on, Inc.	243	42,732
SPX Corp.(1)	21	1,076
SPX FLOW, Inc.(1)	156	8,358
Standex International Corp.	69	5,207
Stanley Black & Decker, Inc.	102	18,800
Tennant Co.	106	7,119
Terex Corp.	405	12,555
Timken Co. (The)	399	29,303
Toro Co. (The)	202	18,323
TriMas Corp.(1)	158	4,223
Trinity Industries, Inc.	481	10,991
Wabash National Corp.	397	7,019
Watts Water Technologies, Inc., Class A	103	12,066
Welbilt, Inc.(1)	90	850
Westinghouse Air Brake Technologies Corp.	369	27,048
Woodward, Inc.	308	34,444
Xylem, Inc.	219	21,017
		1,814,313
Marine — 0.1%
Costamare, Inc.	92	661
Kirby Corp.(1)	99	5,009
Matson, Inc.	322	18,718
SEACOR Holdings, Inc.(1)	24	797
		25,185
Media — 1.1%
Altice USA, Inc., Class A(1)	620	21,030
AMC Networks, Inc., Class A(1)(2)	21	692
Cable One, Inc.	22	43,575
Charter Communications, Inc., Class A(1)	104	67,807
Comcast Corp., Class A	5,484	275,516
Discovery, Inc., Class A(1)(2)	31	834
Discovery, Inc., Class C(1)	196	4,708
DISH Network Corp., Class A(1)	830	29,772
Fox Corp., Class A	601	17,333
Fox Corp., Class B	258	7,322
Interpublic Group of Cos., Inc. (The)	538	11,987
John Wiley & Sons, Inc., Class A	69	2,383
Liberty Broadband Corp., Class A(1)	32	5,017
Liberty Broadband Corp., Class C(1)	244	38,394
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	25	1,025
Liberty Media Corp.-Liberty SiriusXM, Class A(1)	20	819

New York Times Co. (The), Class A	308	13,216
News Corp., Class A	939	16,573
News Corp., Class B	76	1,354
Nexstar Media Group, Inc., Class A	64	6,736
Omnicom Group, Inc.	222	13,986
Scholastic Corp.	27	641
Sirius XM Holdings, Inc.(2)	772	5,010
TechTarget, Inc.(1)	102	5,355
TEGNA, Inc.	52	749
ViacomCBS, Inc., Class B	254	8,961
		600,795
Metals and Mining — 0.9%
Alcoa Corp.(1)	1,543	30,706
Allegheny Technologies, Inc.(1)	1,024	13,814
Arconic Corp.(1)	564	15,516
Carpenter Technology Corp.	35	855
Century Aluminum Co.(1)	451	4,578
Cleveland-Cliffs, Inc.(2)	2,702	29,749
Coeur Mining, Inc.(1)	817	5,792
Commercial Metals Co.	772	15,370
Compass Minerals International, Inc.	174	10,868
Freeport-McMoRan, Inc.	3,303	77,257
Hecla Mining Co.	1,911	9,135
Kaiser Aluminum Corp.	68	5,303
Materion Corp.	76	4,431
Newmont Corp.	1,471	86,524
Nucor Corp.	1,378	73,999
Reliance Steel & Aluminum Co.	354	41,701
Royal Gold, Inc.	172	19,001
Schnitzer Steel Industries, Inc., Class A	245	6,277
Steel Dynamics, Inc.	1,092	39,541
United States Steel Corp.(2)	1,247	17,695
Warrior Met Coal, Inc.	343	5,975
Worthington Industries, Inc.	178	9,206
		523,293
Multi-Utilities — 0.8%
Ameren Corp.	730	56,779
Avista Corp.	150	5,628
Black Hills Corp.	62	3,772
CenterPoint Energy, Inc.	611	14,169
CMS Energy Corp.	695	42,770
Consolidated Edison, Inc.	569	43,386
Dominion Energy, Inc.	1,083	85,005
DTE Energy Co.	449	56,489
MDU Resources Group, Inc.	705	17,583
NiSource, Inc.	397	9,607
NorthWestern Corp.	73	4,234
Public Service Enterprise Group, Inc.	1,138	66,323
Sempra Energy	330	42,068
WEC Energy Group, Inc.	165	15,667
		463,480
Multiline Retail — 1.0%
Big Lots, Inc.	345	17,826
Dillard's, Inc., Class A(2)	1	47
Dollar General Corp.	478	104,481

Dollar Tree, Inc.(1)	922	100,719
Kohl's Corp.	1,011	32,554
Macy's, Inc.(2)	2,178	22,238
Ollie's Bargain Outlet Holdings, Inc.(1)	135	11,888
Target Corp.	1,466	263,191
		552,944
Oil, Gas and Consumable Fuels — 2.8%
Antero Midstream Corp.	1,690	11,391
Antero Resources Corp.(1)	953	3,736
Apache Corp.	1,396	17,994
Arch Resources, Inc.	99	3,311
Berry Corp.	97	372
Bonanza Creek Energy, Inc.(1)	162	3,575
Brigham Minerals, Inc., Class A	234	2,438
Cabot Oil & Gas Corp.	2,106	36,897
Cheniere Energy, Inc.(1)	748	42,404
Chevron Corp.	3,329	290,222
Cimarex Energy Co.	755	27,142
CNX Resources Corp.(1)	1,161	10,925
Comstock Resources, Inc.(1)	789	3,842
Concho Resources, Inc.	526	30,235
ConocoPhillips	2,294	90,751
Continental Resources, Inc.(2)	137	2,107
CVR Energy, Inc.	183	2,588
Devon Energy Corp.	2,478	34,667
DHT Holdings, Inc.	468	2,392
Diamondback Energy, Inc.	843	33,686
Dorian LPG Ltd.(1)	70	765
EnLink Midstream LLC(1)	2,382	8,813
EOG Resources, Inc.	1,370	64,226
EQT Corp.	2,009	29,894
Equitrans Midstream Corp.	2,016	16,451
Exxon Mobil Corp.	3,828	145,962
Green Plains, Inc.(1)	419	6,193
Hess Corp.	1,065	50,247
HollyFrontier Corp.	587	13,730
International Seaways, Inc.	38	642
Kinder Morgan, Inc.	2,070	29,767
Magnolia Oil & Gas Corp., Class A(1)	271	1,694
Marathon Oil Corp.	3,838	22,721
Marathon Petroleum Corp.	1,239	48,172
Matador Resources Co.(1)	1,173	11,941
Murphy Oil Corp.	500	5,030
Nordic American Tankers Ltd.(2)	931	2,970
Occidental Petroleum Corp.	1,593	25,106
ONEOK, Inc.	814	29,198
Ovintiv, Inc.	2,119	27,038
Pacific Ethanol, Inc.(1)(2)	755	4,628
Par Pacific Holdings, Inc.(1)	61	695
Parsley Energy, Inc., Class A	1,472	18,444
PBF Energy, Inc., Class A	517	3,753
PDC Energy, Inc.(1)	860	14,379
Phillips 66	865	52,402
Pioneer Natural Resources Co.	453	45,563
Range Resources Corp.	2,015	14,710

Renewable Energy Group, Inc.(1)	263	15,275
Scorpio Tankers, Inc.(2)	36	415
SFL Corp. Ltd.	382	2,586
SM Energy Co.	628	2,656
Southwestern Energy Co.(1)	4,270	13,280
Talos Energy, Inc.(1)	2	17
Targa Resources Corp.	1,574	36,989
Teekay Tankers Ltd., Class A(1)	2	23
Valero Energy Corp.	773	41,564
Williams Cos., Inc. (The)	3,757	78,822
World Fuel Services Corp.	273	7,759
WPX Energy, Inc.(1)	1,777	12,652
		1,557,847
Paper and Forest Products — 0.1%
Boise Cascade Co.	274	11,850
Clearwater Paper Corp.(1)	102	3,561
Domtar Corp.	273	8,217
Glatfelter Corp.	55	884
Louisiana-Pacific Corp.	735	25,159
Schweitzer-Mauduit International, Inc.	238	8,278
Verso Corp., Class A	280	3,027
		60,976
Personal Products — 0.3%
BellRing Brands, Inc., Class A(1)	86	1,754
Coty, Inc., Class A	226	1,625
Edgewell Personal Care Co.(1)	298	10,355
elf Beauty, Inc.(1)	178	3,870
Estee Lauder Cos., Inc. (The), Class A	441	108,186
Herbalife Nutrition Ltd.(1)	154	7,378
Inter Parfums, Inc.	14	760
Medifast, Inc.	115	23,476
Nu Skin Enterprises, Inc., Class A	401	20,656
USANA Health Sciences, Inc.(1)	104	7,819
		185,879
Pharmaceuticals — 2.9%
Amneal Pharmaceuticals, Inc.(1)	658	2,599
Amphastar Pharmaceuticals, Inc.(1)	157	2,788
Bristol-Myers Squibb Co.	3,070	191,568
Catalent, Inc.(1)	140	13,460
Corcept Therapeutics, Inc.(1)	728	16,482
Elanco Animal Health, Inc.(1)	826	25,267
Eli Lilly & Co.	1,166	169,828
Horizon Therapeutics plc(1)	508	35,778
Innoviva, Inc.(1)	449	4,694
Intra-Cellular Therapies, Inc.(1)	66	1,560
Jazz Pharmaceuticals plc(1)	246	34,615
Johnson & Johnson	3,734	540,235
Lannett Co., Inc.(1)	110	678
Merck & Co., Inc.	3,068	246,636
Nektar Therapeutics(1)	498	8,162
Perrigo Co. plc	312	15,045
Pfizer, Inc.	2,890	110,716
Phibro Animal Health Corp., Class A	137	2,588
Prestige Consumer Healthcare, Inc.(1)	211	7,505
Reata Pharmaceuticals, Inc., Class A(1)	1	153

Revance Therapeutics, Inc.(1)	61	1,473
Supernus Pharmaceuticals, Inc.(1)	333	7,093
Theravance Biopharma, Inc.(1)	88	1,460
Viatris, Inc.(1)	2,171	36,516
Zoetis, Inc.	776	124,455
Zogenix, Inc.(1)	21	450
		1,601,804
Professional Services — 0.6%
ASGN, Inc.(1)	52	4,065
Barrett Business Services, Inc.	11	734
CoreLogic, Inc.	115	8,913
CoStar Group, Inc.(1)	29	26,407
CRA International, Inc.	19	871
Equifax, Inc.	81	13,519
Exponent, Inc.	150	12,451
FTI Consulting, Inc.(1)	60	6,301
ICF International, Inc.	43	3,114
IHS Markit Ltd.	195	19,395
Insperity, Inc.	228	19,494
Kelly Services, Inc., Class A	331	6,772
Kforce, Inc.	132	5,419
Korn Ferry	367	14,695
ManpowerGroup, Inc.	373	32,320
Nielsen Holdings plc	284	4,592
Robert Half International, Inc.	593	38,059
TransUnion	179	16,305
TriNet Group, Inc.(1)	277	20,775
TrueBlue, Inc.(1)	372	7,105
Verisk Analytics, Inc.	222	44,025
		305,331
Real Estate Management and Development — 0.3%
CBRE Group, Inc., Class A(1)	1,274	77,892
Cushman & Wakefield plc(1)	257	3,829
FRP Holdings, Inc.(1)	20	916
Howard Hughes Corp. (The)(1)	143	10,400
Jones Lang LaSalle, Inc.(1)	182	24,077
Kennedy-Wilson Holdings, Inc.	249	3,979
Marcus & Millichap, Inc.(1)	133	4,768
Newmark Group, Inc., Class A	883	6,199
RE/MAX Holdings, Inc., Class A	151	4,726
Redfin Corp.(1)	167	7,998
St. Joe Co. (The)	156	5,150
		149,934
Road and Rail — 2.1%
AMERCO	48	19,883
ArcBest Corp.	201	8,424
Avis Budget Group, Inc.(1)	174	6,120
Covenant Logistics Group, Inc., Class A(1)	158	2,921
CSX Corp.	2,166	195,048
Heartland Express, Inc.	232	4,287
J.B. Hunt Transport Services, Inc.	435	58,847
Kansas City Southern	371	69,069
Knight-Swift Transportation Holdings, Inc.	428	17,672
Landstar System, Inc.	221	29,044
Lyft, Inc., Class A(1)	304	11,604

Marten Transport Ltd.	469	8,269
Norfolk Southern Corp.	721	170,892
Old Dominion Freight Line, Inc.	473	96,189
Ryder System, Inc.	411	24,339
Saia, Inc.(1)	189	32,988
Schneider National, Inc., Class B	267	5,580
Uber Technologies, Inc.(1)	1,045	51,895
Union Pacific Corp.	1,513	308,773
US Xpress Enterprises, Inc., Class A(1)	274	2,055
Werner Enterprises, Inc.	423	16,916
		1,140,815
Semiconductors and Semiconductor Equipment — 5.2%
Advanced Micro Devices, Inc.(1)	847	78,483
Alpha & Omega Semiconductor Ltd.(1)	236	5,862
Ambarella, Inc.(1)	19	1,484
Amkor Technology, Inc.(1)	485	7,149
Analog Devices, Inc.	210	29,207
Applied Materials, Inc.	2,270	187,230
Axcelis Technologies, Inc.(1)	46	1,241
Broadcom, Inc.	286	114,852
Brooks Automation, Inc.	199	14,525
CEVA, Inc.(1)	78	3,064
Cirrus Logic, Inc.(1)	153	12,255
CMC Materials, Inc.	83	12,805
Cohu, Inc.	282	8,006
Cree, Inc.(1)	315	28,473
Diodes, Inc.(1)	201	13,660
Enphase Energy, Inc.(1)	297	40,561
Entegris, Inc.	203	18,802
First Solar, Inc.(1)	342	31,953
FormFactor, Inc.(1)	55	2,255
Inphi Corp.(1)	46	7,136
Intel Corp.	8,012	387,380
KLA Corp.	241	60,725
Kulicke & Soffa Industries, Inc.	162	4,933
Lam Research Corp.	365	165,221
Lattice Semiconductor Corp.(1)	52	2,176
MagnaChip Semiconductor Corp.(1)	363	5,097
Marvell Technology Group Ltd.	1,013	46,892
Maxim Integrated Products, Inc.	1,014	84,203
MaxLinear, Inc.(1)	215	6,719
Microchip Technology, Inc.	159	21,368
Micron Technology, Inc.(1)	3,003	192,462
MKS Instruments, Inc.	105	14,488
Monolithic Power Systems, Inc.	86	27,517
NVIDIA Corp.	605	324,316
NXP Semiconductors NV	376	59,566
ON Semiconductor Corp.(1)	1,484	42,665
Onto Innovation, Inc.(1)	175	7,737
PDF Solutions, Inc.(1)	158	3,487
Photronics, Inc.(1)	344	3,987
Power Integrations, Inc.	166	11,851
Qorvo, Inc.(1)	273	42,774
QUALCOMM, Inc.	683	100,517
Rambus, Inc.(1)	310	4,873

Semtech Corp.(1)	111	7,489
Silicon Laboratories, Inc.(1)	54	6,329
Skyworks Solutions, Inc.	586	82,726
SolarEdge Technologies, Inc.(1)	177	49,202
Synaptics, Inc.(1)	197	15,321
Teradyne, Inc.	719	79,334
Texas Instruments, Inc.	1,610	259,612
Ultra Clean Holdings, Inc.(1)	244	7,720
Universal Display Corp.	83	19,010
Xilinx, Inc.	756	110,036
		2,876,736
Software — 6.1%
A10 Networks, Inc.(1)	662	5,283
ACI Worldwide, Inc.(1)	88	2,867
Adobe, Inc.(1)	419	200,479
Alteryx, Inc., Class A(1)	36	4,314
American Software, Inc., Class A	149	2,447
Anaplan, Inc.(1)	81	5,669
ANSYS, Inc.(1)	56	18,931
Appfolio, Inc., Class A(1)	12	1,955
Aspen Technology, Inc.(1)	224	30,117
Autodesk, Inc.(1)	184	51,562
Avalara, Inc.(1)	51	8,759
Blackbaud, Inc.	48	2,644
Blackline, Inc.(1)	37	4,547
Bottomline Technologies de, Inc.(1)	113	5,157
Cadence Design Systems, Inc.(1)	522	60,709
CDK Global, Inc.	109	5,221
Ceridian HCM Holding, Inc.(1)	67	6,460
Citrix Systems, Inc.	139	17,225
Cloudera, Inc.(1)	435	5,081
Cloudflare, Inc., Class A(1)	189	14,190
CommVault Systems, Inc.(1)	112	5,349
Cornerstone OnDemand, Inc.(1)	81	3,576
Coupa Software, Inc.(1)	40	13,156
Crowdstrike Holdings, Inc., Class A(1)	161	24,678
Datadog, Inc., Class A(1)	145	14,343
Digital Turbine, Inc.(1)	276	12,414
DocuSign, Inc.(1)	111	25,295
Dropbox, Inc., Class A(1)	548	10,944
Dynatrace, Inc.(1)	102	3,878
Elastic NV(1)	33	4,085
Envestnet, Inc.(1)	56	4,495
Everbridge, Inc.(1)	22	2,793
Fair Isaac Corp.(1)	67	31,676
Five9, Inc.(1)	51	7,915
Fortinet, Inc.(1)	560	69,009
Guidewire Software, Inc.(1)	131	16,045
HubSpot, Inc.(1)	61	24,054
Intuit, Inc.	335	117,927
j2 Global, Inc.(1)	56	5,018
Manhattan Associates, Inc.(1)	295	30,161
Microsoft Corp.	8,122	1,738,677
MicroStrategy, Inc., Class A(1)	6	2,057
Mimecast Ltd.(1)	111	4,993

Mitek Systems, Inc.(1)	300	3,534
New Relic, Inc.(1)	81	4,838
NortonLifeLock, Inc.	1,489	27,144
Nuance Communications, Inc.(1)	66	2,847
Nutanix, Inc., Class A(1)	186	5,095
OneSpan, Inc.(1)	120	2,374
Oracle Corp., (New York)	2,068	119,365
Palo Alto Networks, Inc.(1)	94	27,628
Paycom Software, Inc.(1)	85	35,452
Paylocity Holding Corp.(1)	100	19,660
Pegasystems, Inc.	43	5,628
Progress Software Corp.	99	3,970
Proofpoint, Inc.(1)	38	3,933
PTC, Inc.(1)	65	7,010
Q2 Holdings, Inc.(1)	13	1,474
Qualys, Inc.(1)	116	11,021
RealPage, Inc.(1)	76	5,243
RingCentral, Inc., Class A(1)	52	15,447
salesforce.com, Inc.(1)	525	129,045
ServiceNow, Inc.(1)	185	98,892
ShotSpotter, Inc.(1)	76	2,521
Slack Technologies, Inc., Class A(1)	282	12,092
Smartsheet, Inc., Class A(1)	104	6,035
Splunk, Inc.(1)	87	17,764
SS&C Technologies Holdings, Inc.	131	9,025
Synopsys, Inc.(1)	147	33,443
Teradata Corp.(1)	38	833
Trade Desk, Inc. (The), Class A(1)	32	28,834
Tyler Technologies, Inc.(1)	37	15,821
VMware, Inc., Class A(1)	80	11,191
Workday, Inc., Class A(1)	93	20,905
Xperi Holding Corp.	52	992
Zendesk, Inc.(1)	62	8,277
Zoom Video Communications, Inc., Class A(1)	152	72,711
Zscaler, Inc.(1)	44	6,853
		3,403,052
Specialty Retail — 3.3%
Abercrombie & Fitch Co., Class A	557	11,552
Advance Auto Parts, Inc.	324	47,855
American Eagle Outfitters, Inc.	1,022	18,386
Asbury Automotive Group, Inc.(1)	105	11,841
At Home Group, Inc.(1)	539	10,209
AutoNation, Inc.(1)	563	34,506
AutoZone, Inc.(1)	19	21,615
Bed Bath & Beyond, Inc.(2)	948	19,870
Best Buy Co., Inc.	1,031	112,173
Boot Barn Holdings, Inc.(1)	25	1,031
Buckle, Inc. (The)	211	5,659
Burlington Stores, Inc.(1)	208	45,456
Caleres, Inc.	462	5,438
CarMax, Inc.(1)	651	60,855
Carvana Co.(1)	50	12,510
Citi Trends, Inc.	137	4,643
Designer Brands, Inc., Class A	104	822
Dick's Sporting Goods, Inc.	484	27,496

Five Below, Inc.(1)	137	21,427
Floor & Decor Holdings, Inc., Class A(1)	217	17,380
Foot Locker, Inc.	729	27,265
GameStop Corp., Class A(1)(2)	494	8,181
Gap, Inc. (The)	1,052	22,050
Genesco, Inc.(1)	1	31
Group 1 Automotive, Inc.	149	17,703
Guess?, Inc.	350	5,876
Haverty Furniture Cos., Inc.	49	1,334
Hibbett Sports, Inc.(1)	185	7,615
Home Depot, Inc. (The)	641	177,820
Hudson Ltd., Class A(1)(2)	56	431
L Brands, Inc.	285	11,061
Lithia Motors, Inc., Class A	185	53,520
Lowe's Cos., Inc.	1,582	246,507
Lumber Liquidators Holdings, Inc.(1)	214	6,180
MarineMax, Inc.(1)	148	4,860
Monro, Inc.	56	2,633
Murphy USA, Inc.	167	21,409
National Vision Holdings, Inc.(1)	114	4,880
O'Reilly Automotive, Inc.(1)	198	87,603
ODP Corp. (The)	197	5,648
Penske Automotive Group, Inc.	232	12,776
Rent-A-Center, Inc.	441	14,915
RH(1)	63	28,549
Ross Stores, Inc.	976	104,940
Shoe Carnival, Inc.	27	987
Signet Jewelers Ltd.	404	12,237
Sleep Number Corp.(1)	59	4,094
Sonic Automotive, Inc., Class A	143	5,774
Sportsman's Warehouse Holdings, Inc.(1)	496	6,909
TJX Cos., Inc. (The)	2,901	184,243
Tractor Supply Co.	617	86,880
TravelCenters of America, Inc.(1)	267	8,688
Ulta Beauty, Inc.(1)	224	61,690
Urban Outfitters, Inc.(1)	279	7,639
Williams-Sonoma, Inc.	502	54,954
Winmark Corp.	24	4,320
Zumiez, Inc.(1)	144	5,341
		1,808,267
Technology Hardware, Storage and Peripherals — 4.7%
3D Systems Corp.(1)(2)	118	1,080
Apple, Inc.	20,592	2,451,478
Dell Technologies, Inc., Class C(1)	199	13,737
Hewlett Packard Enterprise Co.	341	3,765
HP, Inc.	1,076	23,597
NCR Corp.(1)	106	2,933
NetApp, Inc.	405	21,590
Pure Storage, Inc., Class A(1)	489	8,934
Seagate Technology plc	920	54,105
Stratasys Ltd.(1)(2)	65	1,111
Super Micro Computer, Inc.(1)	285	8,040
Western Digital Corp.	138	6,193
Xerox Holdings Corp.	601	13,156
		2,609,719

Textiles, Apparel and Luxury Goods — 1.5%
Capri Holdings Ltd.(1)	976	34,531
Carter's, Inc.	282	25,095
Columbia Sportswear Co.	107	8,767
Crocs, Inc.(1)	518	30,505
Deckers Outdoor Corp.(1)	189	48,117
Fossil Group, Inc.(1)	653	6,922
G-III Apparel Group Ltd.(1)	443	9,024
Hanesbrands, Inc.	1,150	16,330
Kontoor Brands, Inc.	143	5,959
Levi Strauss & Co., Class A	279	5,131
lululemon athletica, Inc.(1)	315	116,619
NIKE, Inc., Class B	2,379	320,451
Oxford Industries, Inc.	78	4,352
PVH Corp.	167	13,275
Ralph Lauren Corp.	176	15,092
Skechers USA, Inc., Class A(1)	234	7,832
Steven Madden Ltd.	211	6,640
Tapestry, Inc.	1,607	45,510
Under Armour, Inc., Class A(1)	728	12,063
Under Armour, Inc., Class C(1)	297	4,321
VF Corp.	933	77,812
Wolverine World Wide, Inc.	546	15,758
		830,106
Thrifts and Mortgage Finance — 0.4%
Axos Financial, Inc.(1)	434	14,539
Columbia Financial, Inc.(1)	177	2,543
Essent Group Ltd.	514	22,544
Federal Agricultural Mortgage Corp., Class C	74	5,010
Flagstar Bancorp, Inc.	348	12,194
HomeStreet, Inc.	153	4,949
Kearny Financial Corp.	70	692
Merchants Bancorp	148	3,943
Meridian Bancorp, Inc.	318	4,339
Meta Financial Group, Inc.	300	9,930
MGIC Investment Corp.	2,078	24,853
Mr. Cooper Group, Inc.(1)	541	14,423
New York Community Bancorp, Inc.	1,364	13,217
NMI Holdings, Inc., Class A(1)	616	13,497
Northfield Bancorp, Inc.	59	657
Northwest Bancshares, Inc.	378	4,472
PennyMac Financial Services, Inc.	336	19,367
Premier Financial Corp.	66	1,367
Provident Financial Services, Inc.	426	6,675
Radian Group, Inc.	951	17,955
TFS Financial Corp.	68	1,170
Walker & Dunlop, Inc.	237	18,962
Washington Federal, Inc.	156	3,646
Waterstone Financial, Inc.	149	2,617
WSFS Financial Corp.	154	5,872
		229,433
Trading Companies and Distributors — 0.8%
Air Lease Corp.	475	17,371
Applied Industrial Technologies, Inc.	194	15,215
BMC Stock Holdings, Inc.(1)	390	19,087

CAI International, Inc.	171	5,412
Fastenal Co.	2,077	102,708
GATX Corp.	222	17,707
GMS, Inc.(1)	167	5,215
H&E Equipment Services, Inc.	215	5,779
HD Supply Holdings, Inc.(1)	171	9,538
Herc Holdings, Inc.(1)	149	8,535
MRC Global, Inc.(1)	76	439
MSC Industrial Direct Co., Inc., Class A	244	20,330
NOW, Inc.(1)	598	3,337
Rush Enterprises, Inc., Class A	313	11,997
SiteOne Landscape Supply, Inc.(1)	260	35,906
Systemax, Inc.	136	4,185
Textainer Group Holdings Ltd.(1)	266	4,900
Triton International Ltd.	360	16,294
United Rentals, Inc.(1)	156	35,409
Veritiv Corp.(1)	210	3,902
W.W. Grainger, Inc.	202	84,496
Watsco, Inc.	76	17,279
		445,041
Transportation Infrastructure†
Macquarie Infrastructure Corp.	154	4,982
Water Utilities†
American States Water Co.	69	5,093
American Water Works Co., Inc.	60	9,203
California Water Service Group	95	4,701
Essential Utilities, Inc.	134	6,067
		25,064
Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc.(1)	308	4,358
Shenandoah Telecommunications Co.	328	14,576
T-Mobile US, Inc.(1)	1,059	140,784
Telephone and Data Systems, Inc.	441	8,370
		168,088
TOTAL COMMON STOCKS (Cost $41,109,314)		54,514,754
TEMPORARY CASH INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $673,658)	673,658	673,658
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $173,575)	173,575	173,575
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $41,956,547)		55,361,987
OTHER ASSETS AND LIABILITIES — 0.2%		84,688
TOTAL NET ASSETS — 100.0%		$55,446,675

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	3	December 2020	$543,480	$10,693

^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $285,586. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $294,994, which includes securities collateral of $121,419.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.